Pensions and Postretirement Benefits (Amounts recognized in the balance sheet) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension assets	$ 61.7	$ 58.9
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension assets	61.7	58.9
Other current liabilities	0.0	0.0
Other long-term liabilities	0.0	0.0
Amounts recognized in consolidated balance sheets - net assets (liabilities)	61.7	58.9
Amounts recognized in Accumulated other comprehensive loss
Net actuarial loss	25.8	25.2
Net prior service cost (credit)	0.3	0.3
Accumulated other comprehensive loss	26.1	25.5
Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension assets	0.0	0.0
Other current liabilities	1.2	1.4
Other long-term liabilities	8.8	12.1
Amounts recognized in consolidated balance sheets - net assets (liabilities)	(10.0)	(13.5)
Amounts recognized in Accumulated other comprehensive loss
Net actuarial loss	1.7	4.4
Net prior service cost (credit)	(0.2)	(0.3)
Accumulated other comprehensive loss	$ 1.5	$ 4.1